Risk Management - Summary of Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders, Total Comprehensive Income to Shareholders and MLI's LICAT Ratio from Changes to Public Equity Market Values (Parenthetical) (Detail)
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Potential Immediate Impact on Contractual Service Margin Other Comprehensive Income to Shareholders Total Comprehensive Income to Shareholders and MLI LICAT Ratio from Changes to Public Equity Market Values [Abstract]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%